Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
Thompson LargeCap Fund | Thompson LargeCap Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Thompson LargeCap Fund
Average Annual Return, Percent	18.22%	14.64%	13.27%
Thompson MidCap Fund | Thompson MidCap Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Thompson MidCap Fund
Average Annual Return, Percent	10.56%	11.23%	9.78%
Thompson Bond Fund | Thompson Bond Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Thompson Bond Fund
Average Annual Return, Percent	7.95%	5.03%	4.19%
S&P 500 Index [Member] | Thompson LargeCap Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.00%	15.28%	14.63%
S&P 500 Index [Member] | Thompson MidCap Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.00%	15.28%	14.63%
Russell Midcap Index [Member] | Thompson MidCap Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Index
Average Annual Return, Percent	3.10%	9.73%	10.74%
Bloomberg U.S. Aggregate Index [Member] | Thompson Bond Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	5.70%	(0.31%)	1.99%
Bloomberg U.S. Gov’t./Credit 1-5 Year Index [Member] | Thompson Bond Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Gov’t./Credit 1-5 Year Index
Average Annual Return, Percent	5.74%	1.55%	2.12%